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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended DECEMBER 31, 2002.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)


Check here if Amendment [_]; Amendment Number: ___

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

     Berkowitz Capital & Company, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     909 Third Avenue, 14th Floor, New York, New York  10022
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     Jeffrey L. Berkowitz     (212) 940-0700
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION

--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NEW YORK on the 30TH day of JANUARY, 2002.


     Berkowitz Capital & Company, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


     /s/ Jeffrey L. Berkowitz
-------------------------------------------
     Jeffrey L. Berkowitz
(Manual Signature of Person Duly Authorized
to Submit This Report)

SUMMARY PAGE

Number of other included managers: None
Form 13F-HR Table Entry Total: 5
Form 13F-HR Information Table Value Total: $2,334,275.00

ACCOUNT HOLDINGS

                                                                                         MARKET        VOTING
DATE                       QUANTITY    CUSIP         SECURITY                             VALUE       AUTHORITY
------------               --------    -----         ------------------------------      --------     ---------
LONG COMMON STOCK
------------------
11/9/99                      430000    88368Q103     THE STREET.COM INC                    1259900    Sole
12/31/02                    100,000    92343E102     VERISIGN INC                           802000    Sole

total                                                                                      2061900

LONG PUTS
---------
12/18/02                       1250    CATMI         PUT  CATERPILLAR  JAN 045              156250    Sole



LONG CALLS
----------
12/20/02                       2000    BUCAV         CALL BEA SYSTEMS  JAN12.50              90000    Sole
12/5/02                        2750    QVRAU         CALL VERISIGN INC JAN 7.5               26125    Sole

total                                                                                       116125